Vanguard Long-Term Investment Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2019
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.2%)
U.S. Government Securities (4.5%)
	United States Treasury Note/Bond	2.250%	11/15/24	10,808	10,767
1,2	United States Treasury Note/Bond	4.500%	2/15/36	229,500	286,372
1,3	United States Treasury Note/Bond	4.750%	2/15/37	109,059	140,925
	United States Treasury Note/Bond	4.375%	11/15/39	52,835	66,060
	United States Treasury Note/Bond	2.875%	5/15/43	4,100	4,081
1,3	United States Treasury Note/Bond	3.375%	5/15/44	25,000	27,070
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	9,353
	United States Treasury Note/Bond	2.500%	2/15/45	28,662	26,477
	United States Treasury Note/Bond	2.875%	8/15/45	3,700	3,669
	United States Treasury Note/Bond	2.500%	2/15/46	3,517	3,237
	United States Treasury Note/Bond	2.500%	5/15/46	10,500	9,655
	United States Treasury Note/Bond	2.250%	8/15/46	19,500	16,999
	United States Treasury Note/Bond	3.000%	5/15/47	31,000	31,436
	United States Treasury Note/Bond	2.750%	11/15/47	47,602	45,884
1	United States Treasury Note/Bond	3.000%	2/15/48	53,020	53,666
1	United States Treasury Note/Bond	3.125%	5/15/48	30,000	31,106
1	United States Treasury Note/Bond	3.000%	8/15/48	3,000	3,037
	United States Treasury Strip Principal	0.000%	2/15/48	47,795	20,231
					790,025
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	42,978
	Tennessee Valley Authority	4.250%	9/15/65	10,000	11,529
					54,507
Conventional Mortgage-Backed Securities (1.9%)
4,5	Fannie Mae Pool	3.050%	10/1/32	1,723	1,652
4,5	Fannie Mae Pool	3.100%	6/1/32–10/1/32	20,730	20,207
4,5	Fannie Mae Pool	3.180%	9/1/32	10,750	10,584
4,5	Fannie Mae Pool	3.200%	9/1/32	5,660	5,512
4,5	Fannie Mae Pool	3.220%	7/1/32	2,199	2,202
4,5	Fannie Mae Pool	3.230%	7/1/32–8/1/32	5,892	5,819
4,5	Fannie Mae Pool	3.250%	6/1/32	6,115	6,052
4,5	Fannie Mae Pool	3.260%	9/1/32	26,625	26,378
4,5	Fannie Mae Pool	3.300%	7/1/32	1,596	1,602
§,4,5Fannie Mae Pool		3.360%	6/1/34	13,215	13,260
4,5	Fannie Mae Pool	3.440%	3/1/33	10,900	10,835
4,5	Fannie Mae Pool	3.490%	2/1/32	5,695	5,764
4,5	Fannie Mae Pool	3.560%	4/1/33	13,538	13,742
4,5	Fannie Mae Pool	3.580%	8/1/30–4/1/33	17,561	18,239
§,4,5Fannie Mae Pool		3.590%	5/1/34	29,275	29,559
4,5	Fannie Mae Pool	3.610%	5/1/33	13,748	14,021
4,5	Fannie Mae Pool	3.620%	8/1/30–4/1/34	17,586	18,329
4,5	Fannie Mae Pool	3.660%	2/1/29	4,581	4,806
4,5	Fannie Mae Pool	3.670%	3/1/31	5,960	6,212
4,5	Fannie Mae Pool	3.690%	8/1/30	8,625	8,985
4,5	Fannie Mae Pool	3.765%	3/1/34	33,570	35,170
4,5	Fannie Mae Pool	3.970%	1/1/34	41,879	44,879
4,5,6Fannie Mae Pool		4.000%	5/1/49	2,230	2,288
4,5	Fannie Mae Pool	4.030%	12/1/33–1/1/34	9,198	9,914
4,5	Fannie Mae Pool	4.130%	12/1/30	6,430	6,807

4,5	Fannie Mae Pool	4.180%	12/1/30	7,780	8,340
					331,158
Nonconventional Mortgage-Backed Securities (0.5%)
4,5	Fannie Mae Pool	3.135%	10/1/32	6,300	6,199
4,5	Fannie Mae REMICS	3.000%	7/25/47	12,564	12,267
4,5	Fannie Mae REMICS	3.500%	4/25/59	14,190	14,333
4,5,7 Fannie Mae REMICS		4.000%	3/25/43	551	103
4,5,7 Fannie Mae REMICS		4.500%	9/25/47	822	160
4,5,7 Fannie Mae REMICS		5.000%	6/25/45	1,104	203
4,5,7 Fannie Mae REMICS		5.500%	2/25/46	596	123
4,5,7 Fannie Mae REMICS		6.000%	12/25/47	702	164
4,5,7 Fannie Mae REMICS 2015-22		6.000%	4/25/45	628	143
4,5,7 Fannie Mae REMICS 2015-28		4.000%	5/25/45	544	103
4,5,7 Fannie Mae REMICS 2016-3		6.000%	2/25/46	552	128
4,5,8 Fannie Mae REMICS, 6.050% - 1M USD
	LIBOR	3.573%	3/25/46	1,774	312
4,5,8fFannie Mae REMICS, 6.150% - 1M USD
	LIBOR	3.673%	5/25/47	2,467	416
4,5,8fFannie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.723%	10/25/47	1,626	300
4,5	Freddie Mac REMICS	3.000%	4/15/47	11,716	11,199
4,5,7fFreddie Mac REMICS		4.000%	10/15/42	542	66
4,5,8fFreddie Mac REMICS, 6.150% - 1M USD
	LIBOR	3.677%	1/15/42–1/15/45	1,192	198
4,5,8fFreddie Mac REMICS, 6.200% - 1M USD
	LIBOR	3.727%	12/15/47	617	116
4	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	44,006	41,810
4,7	Ginnie Mae REMICS	4.000%	5/20/45	6	1
4,7	Ginnie Mae REMICS	4.500%	4/20/45–1/20/48	2,217	434
4,7	Ginnie Mae REMICS	5.000%	2/20/40	981	203
4,8	Ginnie Mae REMICS, 5.650% - 1M USD
	LIBOR	3.169%	8/20/45	1,024	155
4,8	Ginnie Mae REMICS, 6.100% - 1M USD
	LIBOR	3.619%	9/20/46	768	149
4,8	Ginnie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.719%	9/20/47–12/20/47	4,886	829
					90,114
Total U.S. Government and Agency Obligations (Cost $1,222,686)					1,265,804
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	21,750	22,854
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	33,820	36,050
4,5	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.900%	12/25/30	35,030	37,601
4	Public Service New Hampshire Funding LLC
	2018-1	3.814%	2/1/35	6,051	6,344
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $102,277)					102,849
Corporate Bonds (76.6%)
Finance (19.1%)
	Banking (13.1%)
4	Bank of America Corp.	3.824%	1/20/28	10,980	11,184
4	Bank of America Corp.	3.705%	4/24/28	35,080	35,314
4	Bank of America Corp.	3.974%	2/7/30	16,735	17,125
4	Bank of America Corp.	4.244%	4/24/38	80,790	83,238
4	Bank of America Corp.	4.078%	4/23/40	31,075	31,106

	Bank of America Corp.	5.875%	2/7/42	19,230	24,089
4	Bank of America Corp.	4.443%	1/20/48	24,655	26,062
4	Bank of America Corp.	3.946%	1/23/49	65,835	64,338
4	Bank of America Corp.	4.330%	3/15/50	36,555	37,634
	Bank of America NA	6.000%	10/15/36	20,450	25,484
	Bank One Corp.	8.000%	4/29/27	27,424	35,031
9	BNP Paribas SA	4.400%	8/14/28	945	980
4	Citigroup Inc.	3.887%	1/10/28	21,905	22,207
4	Citigroup Inc.	3.878%	1/24/39	64,990	64,234
	Citigroup Inc.	4.650%	7/30/45	13,983	14,949
4	Citigroup Inc.	4.281%	4/24/48	18,570	19,265
	Citigroup Inc.	4.650%	7/23/48	57,226	61,762
4	Goldman Sachs Group Inc.	3.691%	6/5/28	46,140	45,527
4	Goldman Sachs Group Inc.	3.814%	4/23/29	23,695	23,540
4	Goldman Sachs Group Inc.	4.223%	5/1/29	26,545	27,058
4	Goldman Sachs Group Inc.	4.017%	10/31/38	134,120	130,002
4	Goldman Sachs Group Inc.	4.411%	4/23/39	27,485	27,698
	Goldman Sachs Group Inc.	6.250%	2/1/41	23,149	28,995
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	15,900
	Goldman Sachs Group Inc.	4.750%	10/21/45	28,114	30,043
	HSBC Bank USA NA	5.875%	11/1/34	45,205	54,824
	HSBC Bank USA NA	5.625%	8/15/35	22,425	25,927
	HSBC Holdings plc	4.375%	11/23/26	1,505	1,545
4	HSBC Holdings plc	4.041%	3/13/28	6,840	6,970
	HSBC Holdings plc	7.625%	5/17/32	21,200	28,446
	HSBC Holdings plc	6.500%	9/15/37	32,420	40,780
	HSBC Holdings plc	6.800%	6/1/38	58,749	76,709
	HSBC Holdings plc	6.100%	1/14/42	9,720	12,724
4	JPMorgan Chase & Co.	4.203%	7/23/29	23,255	24,295
4,6	JPMorgan Chase & Co.	3.702%	5/6/30	35,300	35,397
	JPMorgan Chase & Co.	6.400%	5/15/38	54,099	70,669
4	JPMorgan Chase & Co.	3.882%	7/24/38	72,532	71,652
	JPMorgan Chase & Co.	5.500%	10/15/40	25,390	30,145
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	13,652
4	JPMorgan Chase & Co.	4.260%	2/22/48	37,060	38,187
4	JPMorgan Chase & Co.	4.032%	7/24/48	39,500	39,341
4	JPMorgan Chase & Co.	3.964%	11/15/48	103,215	100,633
4	JPMorgan Chase & Co.	3.897%	1/23/49	43,785	42,265
	Morgan Stanley	3.875%	1/27/26	10,000	10,235
4	Morgan Stanley	3.772%	1/24/29	24,285	24,449
4	Morgan Stanley	4.431%	1/23/30	13,085	13,829
	Morgan Stanley	7.250%	4/1/32	19,670	26,374
4	Morgan Stanley	3.971%	7/22/38	94,095	92,592
	Morgan Stanley	6.375%	7/24/42	33,880	44,569
	Morgan Stanley	4.300%	1/27/45	39,380	40,496
	Morgan Stanley	4.375%	1/22/47	39,800	41,302
	Wachovia Corp.	5.500%	8/1/35	2,400	2,722
4	Wells Fargo & Co.	3.584%	5/22/28	17,565	17,633
	Wells Fargo & Co.	4.150%	1/24/29	2,350	2,434
	Wells Fargo & Co.	5.375%	11/2/43	55,167	62,301
	Wells Fargo & Co.	5.606%	1/15/44	139,708	162,140
	Wells Fargo & Co.	4.650%	11/4/44	15,327	15,899
	Wells Fargo & Co.	3.900%	5/1/45	4,000	3,957
	Wells Fargo & Co.	4.900%	11/17/45	19,485	20,839
	Wells Fargo & Co.	4.400%	6/14/46	31,865	32,102
	Wells Fargo & Co.	4.750%	12/7/46	42,559	44,695
	Wells Fargo Bank NA	3.550%	8/14/23	29,605	30,357

	Wells Fargo Bank NA	6.600%	1/15/38	500	658

	Brokerage (0.2%)
9	FMR LLC	6.450%	11/15/39	16,010	20,339
	Intercontinental Exchange Inc.	4.250%	9/21/48	5,800	6,054

	Insurance (5.7%)
	ACE Capital Trust II	9.700%	4/1/30	4,855	6,700
	Aetna Inc.	4.125%	11/15/42	14,995	13,233
	Aetna Inc.	3.875%	8/15/47	13,450	11,440
	Aflac Inc.	4.750%	1/15/49	2,500	2,763
	Allstate Corp.	4.200%	12/15/46	14,385	14,799
	Aon Corp.	4.500%	12/15/28	14,100	14,930
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,402
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	32,195	33,407
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	71,185	74,490
	Berkshire Hathaway Inc.	4.500%	2/11/43	52,057	56,729
10	Chubb INA Holdings Inc.	2.500%	3/15/38	752	907
	Chubb INA Holdings Inc.	4.350%	11/3/45	15,000	16,325
9	Jackson National Life Insurance Co.	8.150%	3/15/27	200	256
	Lincoln National Corp.	4.350%	3/1/48	4,500	4,495
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15,040	16,021
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	16,495	17,844
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	14,595	14,752
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	25,501	27,980
9	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	4,370	6,784
9	Massachusetts Mutual Life Insurance Co.	5.375%	12/1/41	5,000	5,689
9	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	309
9	Massachusetts Mutual Life Insurance Co.	4.900%	4/1/77	15,838	16,922
	MetLife Inc.	4.125%	8/13/42	49,795	50,476
	MetLife Inc.	4.875%	11/13/43	10,000	11,226
	MetLife Inc.	4.050%	3/1/45	8,365	8,387
	MetLife Inc.	4.600%	5/13/46	9,700	10,512
9	Metropolitan Life Insurance Co.	7.800%	11/1/25	23,750	29,279
9	Nationwide Mutual Insurance Co.	9.375%	8/15/39	25,706	39,996
9	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,645
9	New York Life Insurance Co.	5.875%	5/15/33	46,585	57,675
9	New York Life Insurance Co.	4.450%	5/15/69	3,880	3,971
9	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	19,090	24,215
9	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	8,646
4,9	Pacific Life Insurance Co.	4.300%	10/24/67	7,830	7,166
	Progressive Corp.	4.125%	4/15/47	4,615	4,763
	Progressive Corp.	4.200%	3/15/48	6,250	6,558
	Prudential Financial Inc.	5.700%	12/14/36	2,031	2,406
	Prudential Financial Inc.	4.600%	5/15/44	5,000	5,382
4	Prudential Financial Inc.	5.375%	5/15/45	135	138
	Prudential Financial Inc.	3.905%	12/7/47	14,737	14,432
	Prudential Financial Inc.	3.935%	12/7/49	10,205	9,990
	Prudential Financial Inc.	4.350%	2/25/50	5,000	5,233
9	Securian Financial Group Inc.	4.800%	4/15/48	5,974	6,139
9	Swiss Re Treasury US Corp.	4.250%	12/6/42	13,645	14,051
9	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	2,250	2,528
	Travelers Cos. Inc.	4.100%	3/4/49	30,540	31,442
	UnitedHealth Group Inc.	4.625%	7/15/35	24,755	27,012
	UnitedHealth Group Inc.	5.800%	3/15/36	45,136	55,140
	UnitedHealth Group Inc.	6.875%	2/15/38	16,165	22,147
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	25,836

	UnitedHealth Group Inc.	4.750%	7/15/45	50,840	55,958
	UnitedHealth Group Inc.	4.250%	4/15/47	31,500	32,205
	UnitedHealth Group Inc.	3.750%	10/15/47	34,705	32,781
	UnitedHealth Group Inc.	4.250%	6/15/48	26,715	27,524
	UnitedHealth Group Inc.	4.450%	12/15/48	3,000	3,160

	Real Estate Investment Trusts (0.1%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	4,000	4,261
	AvalonBay Communities Inc.	4.150%	7/1/47	4,000	4,113
	ERP Operating LP	4.500%	7/1/44	2,465	2,670
	Simon Property Group LP	4.250%	10/1/44	3,755	3,908
	Simon Property Group LP	4.250%	11/30/46	2,000	2,096
					3,359,146
Industrial (42.1%)
	Basic Industry (0.9%)
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	16,582
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	31,500	36,365
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	378
	DowDuPont Inc.	5.319%	11/15/38	28,120	31,695
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	11,000	12,940
	Rio Tinto Finance USA plc	4.125%	8/21/42	56,381	58,519

	Capital Goods (2.2%)
	3M Co.	3.125%	9/19/46	17,149	15,191
	3M Co.	3.625%	10/15/47	10,345	9,910
	3M Co.	4.000%	9/14/48	11,640	11,911
	Ball Corp.	4.875%	3/15/26	100	104
9	Berry Global Inc.	4.500%	2/15/26	325	315
	Boeing Co.	6.125%	2/15/33	13,565	17,011
	Boeing Co.	3.550%	3/1/38	19,925	18,871
	Boeing Co.	3.500%	3/1/39	7,849	7,407
	Boeing Co.	6.875%	3/15/39	12,499	17,202
	Boeing Co.	5.875%	2/15/40	3,940	4,855
	Boeing Co.	7.875%	4/15/43	5,900	8,826
	Boeing Co.	3.625%	3/1/48	10,275	9,585
	Boeing Co.	3.825%	3/1/59	9,434	9,013
	Caterpillar Inc.	6.050%	8/15/36	8,082	10,274
	Caterpillar Inc.	3.803%	8/15/42	26,112	26,501
	Caterpillar Inc.	4.750%	5/15/64	15,639	17,643
9	CFX Escrow Corp.	6.375%	2/15/26	150	159
	Deere & Co.	7.125%	3/3/31	13,500	18,189
	Eaton Corp.	4.150%	11/2/42	4,279	4,274
	Emerson Electric Co.	5.250%	11/15/39	1,000	1,163
	Honeywell International Inc.	5.700%	3/15/36	10,300	12,715
	Honeywell International Inc.	5.700%	3/15/37	6,250	7,777
10	Illinois Tool Works Inc.	3.000%	5/19/34	1,000	1,366
	Johnson Controls International plc	6.000%	1/15/36	3,620	4,119
	Johnson Controls International plc	4.500%	2/15/47	2,000	1,899
	Lockheed Martin Corp.	3.800%	3/1/45	2,900	2,833
	Lockheed Martin Corp.	4.090%	9/15/52	14,367	14,517
9	Mueller Water Products Inc.	5.500%	6/15/26	1,105	1,124
	Northrop Grumman Corp.	4.030%	10/15/47	22,830	22,506
	Raytheon Co.	4.700%	12/15/41	37,524	42,240
	Stanley Black & Decker Inc.	4.850%	11/15/48	35,900	39,917
9	TransDigm Inc.	6.250%	3/15/26	785	815
9	TransDigm Inc.	7.500%	3/15/27	305	315
	United Rentals North America Inc.	4.625%	10/15/25	210	208

	United Rentals North America Inc.	6.500%	12/15/26	400	427
	United Technologies Corp.	6.125%	7/15/38	8,495	10,403
	United Technologies Corp.	3.750%	11/1/46	22,160	20,364

	Communication (5.1%)
	America Movil SAB de CV	3.625%	4/22/29	24,095	24,095
	America Movil SAB de CV	4.375%	4/22/49	41,765	42,196
	AT&T Inc.	4.800%	6/15/44	9,503	9,513
	AT&T Inc.	4.550%	3/9/49	6,022	5,800
	Charter Communications Operating LLC / Charter Communications Operating Capital

		5.375%	5/1/47	2,500	2,497
	Comcast Corp.	5.650%	6/15/35	35,824	42,312
	Comcast Corp.	6.500%	11/15/35	18,600	23,630
	Comcast Corp.	3.200%	7/15/36	16,810	15,320
	Comcast Corp.	3.900%	3/1/38	39,335	38,905
	Comcast Corp.	6.400%	5/15/38	3,545	4,548
	Comcast Corp.	4.600%	10/15/38	44,635	48,025
	Comcast Corp.	4.500%	1/15/43	1,250	1,309
	Comcast Corp.	4.750%	3/1/44	55,670	60,335
	Comcast Corp.	4.600%	8/15/45	17,375	18,438
	Comcast Corp.	3.400%	7/15/46	20,295	18,000
	Comcast Corp.	4.000%	8/15/47	18,875	18,432
	Comcast Corp.	3.969%	11/1/47	83,688	81,680
	Comcast Corp.	4.000%	3/1/48	30,340	29,614
	Comcast Corp.	4.700%	10/15/48	45,885	49,882
	Comcast Corp.	3.999%	11/1/49	31,176	30,351
	Comcast Corp.	4.049%	11/1/52	28,973	28,126
	Comcast Corp.	4.950%	10/15/58	116,865	130,444
9	Cox Communications Inc.	8.375%	3/1/39	13,850	18,390
	Crown Castle International Corp.	4.750%	5/15/47	4,000	3,986
9	CSC Holdings LLC	5.375%	2/1/28	395	402
9	CSC Holdings LLC	6.500%	2/1/29	395	424
9	CSC Holdings LLC	7.500%	4/1/28	400	437
9	Fox Corp.	5.576%	1/25/49	6,020	6,829
	NBCUniversal Media LLC	5.950%	4/1/41	17,035	20,990
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	23,484
9	Netflix Inc.	5.375%	11/15/29	255	258
11	Orange SA	5.625%	1/23/34	2,500	4,361
	T-Mobile USA Inc.	4.750%	2/1/28	1,055	1,062
	Thomson Reuters Corp.	5.850%	4/15/40	350	385
	Time Warner Cable LLC	6.550%	5/1/37	11,975	13,222
11	Verizon Communications Inc.	2.500%	4/8/31	1,500	1,946
	Verizon Communications Inc.	4.500%	8/10/33	10,000	10,668
	Verizon Communications Inc.	5.250%	3/16/37	2,845	3,224
	Verizon Communications Inc.	4.812%	3/15/39	13,955	15,112
	Verizon Communications Inc.	4.862%	8/21/46	9,535	10,386
	Verizon Communications Inc.	4.672%	3/15/55	9,720	10,262
	Viacom Inc.	4.375%	3/15/43	4,840	4,388
	Viacom Inc.	5.850%	9/1/43	3,750	4,085
	Viacom Inc.	5.250%	4/1/44	5,000	4,978
	Walt Disney Co.	7.550%	7/15/93	15,750	18,576
9	Walt Disney Co.	7.900%	12/1/95	2,975	5,572

	Consumer Cyclical (6.8%)
9	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	800	794
	Alibaba Group Holding Ltd.	4.000%	12/6/37	35,830	34,943
	Alibaba Group Holding Ltd.	4.200%	12/6/47	46,000	45,225

Alibaba Group Holding Ltd.	4.400%	12/6/57	28,010	27,689
9 Allison Transmission Inc.	4.750%	10/1/27	590	577
9 Allison Transmission Inc.	5.875%	6/1/29	600	617
1 Amazon.com Inc.	4.800%	12/5/34	19,664	22,686
Amazon.com Inc.	3.875%	8/22/37	79,775	81,977
Amazon.com Inc.	4.950%	12/5/44	6,000	7,017
Amazon.com Inc.	4.050%	8/22/47	105,380	109,586
Amazon.com Inc.	4.250%	8/22/57	45,390	48,049
American Axle & Manufacturing Inc.	6.500%	4/1/27	100	101
9 Churchill Downs Inc.	5.500%	4/1/27	700	718
9 Churchill Downs Inc.	4.750%	1/15/28	200	196
9 Eagle Intermediate Global Holding BV / Ruyi
US Finance LLC	7.500%	5/1/25	950	945
General Motors Co.	5.150%	4/1/38	6,100	5,746
9 Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	321	328
Home Depot Inc.	5.875%	12/16/36	40,575	51,330
Home Depot Inc.	5.400%	9/15/40	1,000	1,203
Home Depot Inc.	5.950%	4/1/41	22,170	28,238
Home Depot Inc.	4.200%	4/1/43	6,035	6,270
Home Depot Inc.	4.875%	2/15/44	66,510	76,062
Home Depot Inc.	4.400%	3/15/45	12,900	13,783
Home Depot Inc.	4.250%	4/1/46	20,015	21,116
Home Depot Inc.	4.500%	12/6/48	12,420	13,667
Home Depot Inc.	3.500%	9/15/56	5,920	5,373
9 International Game Technology plc	6.250%	1/15/27	350	367
Lennar Corp.	5.250%	6/1/26	150	156
Lennar Corp.	4.750%	11/29/27	150	153
Lowe's Cos. Inc.	3.700%	4/15/46	44,280	39,333
Lowe's Cos. Inc.	4.050%	5/3/47	34,935	32,696
Mastercard Inc.	3.950%	2/26/48	25,075	26,111
McDonald's Corp.	6.300%	3/1/38	11,940	14,801
McDonald's Corp.	4.450%	9/1/48	10,000	10,177
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	4.500%	9/1/26	275	272
9 MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	5.750%	2/1/27	145	152
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	4.500%	1/15/28	602	578
NIKE Inc.	3.625%	5/1/43	30,604	29,753
NIKE Inc.	3.875%	11/1/45	25,700	26,023
NIKE Inc.	3.375%	11/1/46	19,840	18,369
9 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	350	361
PulteGroup Inc.	5.500%	3/1/26	155	164
Target Corp.	7.000%	1/15/38	1,100	1,533
Target Corp.	4.000%	7/1/42	500	506
Target Corp.	3.625%	4/15/46	700	663
Visa Inc.	4.150%	12/14/35	21,915	23,502
Visa Inc.	4.300%	12/14/45	50,960	55,572
Visa Inc.	3.650%	9/15/47	35,945	35,426
Walmart Inc.	3.700%	6/26/28	14,000	14,658
Walmart Inc.	3.250%	7/8/29	30,470	30,768
Walmart Inc.	3.950%	6/28/38	93,920	97,740
Walmart Inc.	5.625%	4/1/40	1,890	2,371
Walmart Inc.	4.875%	7/8/40	2,000	2,307

Walmart Inc.	5.000%	10/25/40	1,700	1,986
Walmart Inc.	5.625%	4/15/41	3,850	4,875
Walmart Inc.	4.000%	4/11/43	1,400	1,443
Walmart Inc.	3.625%	12/15/47	70,485	68,912
Walmart Inc.	4.050%	6/29/48	42,970	45,064

Consumer Noncyclical (12.0%)
Abbott Laboratories	4.750%	11/30/36	9,055	10,066
Abbott Laboratories	4.900%	11/30/46	15,000	17,173
Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,880	8,230
Altria Group Inc.	4.500%	5/2/43	2,380	2,174
Altria Group Inc.	5.375%	1/31/44	16,355	16,626
Altria Group Inc.	3.875%	9/16/46	38,235	31,794
AmerisourceBergen Corp.	4.300%	12/15/47	6,500	5,845
9 Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
	4.700%	2/1/36	54,510	55,440
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	476
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	21,400	19,235
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,055	17,583
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	20,446	28,511
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,000	5,502
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,630	17,030
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	18,119	17,640
9 Aramark Services Inc.	5.000%	2/1/28	500	506
Archer-Daniels-Midland Co.	4.500%	3/15/49	42,949	46,824
Ascension Health	3.945%	11/15/46	15,385	15,546
4 Ascension Health	4.847%	11/15/53	8,855	10,240
9 Bausch Health Cos. Inc.	7.000%	3/15/24	750	790
9 Bayer US Finance II LLC	4.700%	7/15/64	18,000	15,260
Boston Scientific Corp.	4.700%	3/1/49	3,500	3,667
Bristol-Myers Squibb Co.	4.500%	3/1/44	17,500	17,891
9 Cargill Inc.	4.760%	11/23/45	20,000	22,463
4 Catholic Health Initiatives Colorado	4.350%	11/1/42	19,000	18,000
9 Cigna Corp.	4.800%	8/15/38	10,525	10,612
9 Cigna Corp.	4.900%	12/15/48	30,440	30,593
City of Hope	5.623%	11/15/43	2,000	2,446
Colgate-Palmolive Co.	3.700%	8/1/47	1,721	1,723
CVS Health Corp.	4.780%	3/25/38	15,070	14,680
CVS Health Corp.	5.050%	3/25/48	29,075	28,627
DaVita Inc.	5.125%	7/15/24	250	250
DaVita Inc.	5.000%	5/1/25	155	152
Dignity Health California	4.500%	11/1/42	21,483	20,544
Dignity Health California	5.267%	11/1/64	9,240	9,660
Eli Lilly & Co.	3.875%	3/15/39	55,450	56,562
Eli Lilly & Co.	3.700%	3/1/45	27,130	26,358
Eli Lilly & Co.	3.950%	5/15/47	3,000	3,045
Eli Lilly & Co.	3.950%	3/15/49	8,000	8,081
Gilead Sciences Inc.	4.600%	9/1/35	20,525	21,837
Gilead Sciences Inc.	4.000%	9/1/36	35,000	34,940
Gilead Sciences Inc.	5.650%	12/1/41	13,177	15,167
Gilead Sciences Inc.	4.800%	4/1/44	15,560	16,258
Gilead Sciences Inc.	4.500%	2/1/45	27,985	28,097
Gilead Sciences Inc.	4.750%	3/1/46	24,655	25,529
Gilead Sciences Inc.	4.150%	3/1/47	45,050	43,322
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	31,765	33,144
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	17,760
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,680	49,905
HCA Inc.	5.375%	9/1/26	1,681	1,765

	Johnson & Johnson	3.550%	3/1/36	47,310	47,280
	Johnson & Johnson	3.625%	3/3/37	49,815	50,362
	Johnson & Johnson	3.400%	1/15/38	43,125	42,119
	Johnson & Johnson	4.500%	12/5/43	5,725	6,399
	Johnson & Johnson	3.700%	3/1/46	21,545	21,752
	Johnson & Johnson	3.750%	3/3/47	19,845	20,099
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	14,154
	Kaiser Foundation Hospitals	4.150%	5/1/47	23,225	24,279
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	6,450
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	12,882
4	Mayo Clinic	3.774%	11/15/43	11,795	11,606
	Mead Johnson Nutrition Co.	4.600%	6/1/44	9,000	9,865
10	Medtronic Global Holdings SCA	1.625%	3/7/31	5,000	5,897
	Medtronic Inc.	4.375%	3/15/35	42,479	45,746
	Medtronic Inc.	4.625%	3/15/45	20,714	23,205
	Memorial Sloan-Kettering Cancer Center
	New York	5.000%	7/1/42	13,405	15,838
	Memorial Sloan-Kettering Cancer Center
	New York	4.125%	7/1/52	355	367
	Merck & Co. Inc.	3.900%	3/7/39	36,715	37,676
	Merck & Co. Inc.	3.600%	9/15/42	4,900	4,728
	Merck & Co. Inc.	4.150%	5/18/43	6,880	7,169
	Merck & Co. Inc.	3.700%	2/10/45	75,520	74,066
	Merck & Co. Inc.	4.000%	3/7/49	19,535	20,010
9	Nestle Holdings Inc.	3.900%	9/24/38	49,785	51,216
9	Nestle Holdings Inc.	4.000%	9/24/48	27,300	28,221
	New York & Presbyterian Hospital	4.024%	8/1/45	19,585	19,940
	New York & Presbyterian Hospital	4.063%	8/1/56	3,900	3,908
	New York & Presbyterian Hospital	4.763%	8/1/16	10,000	10,455
	North Shore-Long Island Jewish Health Care
	Inc. Revenue	4.800%	11/1/42	1,100	1,149
	Northwell Healthcare Inc.	3.979%	11/1/46	2,000	1,899
	Northwell Healthcare Inc.	4.260%	11/1/47	1,000	1,003
	Novartis Capital Corp.	4.400%	5/6/44	24,840	27,263
	NYU Hospitals Center	4.784%	7/1/44	2,000	2,219
	PeaceHealth Obligated Group	4.787%	11/15/48	6,300	7,057
	PepsiCo Inc.	4.000%	3/5/42	2,100	2,177
	PepsiCo Inc.	3.600%	8/13/42	1,000	973
	PepsiCo Inc.	4.450%	4/14/46	30,000	33,148
	PepsiCo Inc.	3.450%	10/6/46	32,755	31,393
	PepsiCo Inc.	4.000%	5/2/47	22,185	23,013
	Pfizer Inc.	4.100%	9/15/38	34,780	36,187
	Pfizer Inc.	3.900%	3/15/39	34,185	34,967
	Pfizer Inc.	7.200%	3/15/39	34,912	50,291
	Pfizer Inc.	4.300%	6/15/43	7,780	8,210
	Pfizer Inc.	4.400%	5/15/44	8,615	9,252
	Pfizer Inc.	4.125%	12/15/46	12,650	13,079
	Pfizer Inc.	4.200%	9/15/48	24,470	25,646
	Philip Morris International Inc.	6.375%	5/16/38	34,215	42,810
	Philip Morris International Inc.	4.375%	11/15/41	3,000	2,975
	Philip Morris International Inc.	4.500%	3/20/42	5,000	5,073
	Philip Morris International Inc.	3.875%	8/21/42	10,120	9,433
	Philip Morris International Inc.	4.125%	3/4/43	20,170	19,374
	Philip Morris International Inc.	4.875%	11/15/43	22,455	23,981
	Philip Morris International Inc.	4.250%	11/10/44	37,135	36,339
	Procter & Gamble Co.	3.500%	10/25/47	23,915	23,564
4	Providence St. Joseph Health Obligated
	Group	3.744%	10/1/47	5,675	5,378

4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	6,985	6,946
9 Resideo Funding Inc.	6.125%	11/1/26	460	478
9 SC Johnson & Son Inc.	4.000%	5/15/43	28,110	27,726
9 SC Johnson & Son Inc.	4.750%	10/15/46	3,535	3,897
Tyson Foods Inc.	5.100%	9/28/48	5,610	5,817
Wyeth LLC	6.500%	2/1/34	1,310	1,744
Wyeth LLC	6.000%	2/15/36	4,392	5,463
Wyeth LLC	5.950%	4/1/37	56,800	71,904

Energy (3.6%)
Anadarko Petroleum Corp.	6.600%	3/15/46	5,000	6,732
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	8,559	7,921
Buckeye Partners LP	4.125%	12/1/27	600	581
Buckeye Partners LP	5.600%	10/15/44	1,458	1,432
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	520	542
ConocoPhillips	7.000%	3/30/29	9,550	12,067
ConocoPhillips	5.900%	10/15/32	1,400	1,732
ConocoPhillips	5.900%	5/15/38	1,000	1,246
ConocoPhillips	6.500%	2/1/39	59,366	79,661
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,899
ConocoPhillips Co.	4.300%	11/15/44	13,830	14,644
ConocoPhillips Co.	5.950%	3/15/46	24,800	32,234
Devon Energy Corp.	5.000%	6/15/45	2,830	2,938
9 Diamondback Energy Inc.	4.750%	11/1/24	440	449
Diamondback Energy Inc.	4.750%	11/1/24	295	301
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,575	1,683
Energy Transfer Operating LP	5.500%	6/1/27	1,817	1,973
Energy Transfer Operating LP	6.250%	4/15/49	2,000	2,257
Energy Transfer Partners LP	6.050%	6/1/41	780	833
Energy Transfer Partners LP	5.300%	4/15/47	2,320	2,299
9 Eni SPA	4.750%	9/12/28	5,170	5,423
Exxon Mobil Corp.	3.567%	3/6/45	12,625	12,344
Exxon Mobil Corp.	4.114%	3/1/46	46,190	49,044
Kinder Morgan Energy Partners LP	5.000%	8/15/42	65	65
Kinder Morgan Energy Partners LP	5.000%	3/1/43	165	166
9 Marathon Petroleum Corp.	4.500%	4/1/48	3,229	3,111
Occidental Petroleum Corp.	4.400%	4/15/46	31,695	31,681
Occidental Petroleum Corp.	4.200%	3/15/48	2,000	1,944
Petro-Canada	6.800%	5/15/38	19,388	25,247
Shell International Finance BV	4.125%	5/11/35	30,515	32,366
Shell International Finance BV	6.375%	12/15/38	4,300	5,719
Shell International Finance BV	5.500%	3/25/40	13,990	17,185
Shell International Finance BV	4.550%	8/12/43	18,195	20,001
Shell International Finance BV	4.375%	5/11/45	46,905	50,345
Shell International Finance BV	4.000%	5/10/46	32,422	33,109
Shell International Finance BV	3.750%	9/12/46	47,765	46,859
9 Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.	4.750%	10/1/23	397	403
9 Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	125	134
9 Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.875%	1/15/29	125	135
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	6,647
TransCanada PipeLines Ltd.	7.625%	1/15/39	33,330	45,486
TransCanada PipeLines Ltd.	6.100%	6/1/40	15,775	18,655
TransCanada PipeLines Ltd.	5.000%	10/16/43	8,000	8,343

TransCanada PipeLines Ltd.	4.875%	5/15/48	2,000	2,103
TransCanada PipeLines Ltd.	5.100%	3/15/49	33,980	36,765

Other Industrial (0.3%)
4 Massachusetts Institute of Technology	3.959%	7/1/38	25,200	26,492
Massachusetts Institute of Technology	5.600%	7/1/11	1,100	1,539
Massachusetts Institute of Technology	3.885%	7/1/16	18,335	17,464
9 President & Fellows of Harvard College
Massachusetts	6.500%	1/15/39	3,865	5,448

Technology (9.1%)
Apple Inc.	4.500%	2/23/36	15,000	16,700
Apple Inc.	3.850%	5/4/43	53,155	52,882
Apple Inc.	3.450%	2/9/45	38,360	35,683
Apple Inc.	4.375%	5/13/45	45,875	49,086
Apple Inc.	4.650%	2/23/46	53,777	59,520
Apple Inc.	3.850%	8/4/46	42,559	42,212
Apple Inc.	4.250%	2/9/47	39,230	41,389
Apple Inc.	3.750%	11/13/47	26,145	25,541
Applied Materials Inc.	5.100%	10/1/35	100	115
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.875%	1/15/27	17,180	16,352
Cisco Systems Inc.	5.900%	2/15/39	46,695	61,072
Cisco Systems Inc.	5.500%	1/15/40	16,338	20,492
9 CommScope Finance LLC	8.250%	3/1/27	770	832
Equinix Inc.	5.375%	5/15/27	155	164
Intel Corp.	4.100%	5/19/46	18,330	18,890
Intel Corp.	4.100%	5/11/47	36,360	37,315
Intel Corp.	3.734%	12/8/47	65,779	64,431
International Business Machines Corp.	4.000%	6/20/42	2,200	2,139
Microsoft Corp.	3.500%	2/12/35	7,835	7,882
Microsoft Corp.	3.450%	8/8/36	32,325	32,207
Microsoft Corp.	4.100%	2/6/37	54,315	58,413
Microsoft Corp.	4.500%	10/1/40	1,900	2,137
Microsoft Corp.	5.300%	2/8/41	1,500	1,858
Microsoft Corp.	3.500%	11/15/42	1,750	1,701
Microsoft Corp.	3.750%	5/1/43	10,000	10,081
Microsoft Corp.	4.875%	12/15/43	500	586
Microsoft Corp.	3.750%	2/12/45	74,350	75,359
Microsoft Corp.	4.450%	11/3/45	70,670	78,929
Microsoft Corp.	3.700%	8/8/46	86,005	85,727
Microsoft Corp.	4.250%	2/6/47	66,743	73,232
Microsoft Corp.	4.000%	2/12/55	10,075	10,441
Microsoft Corp.	4.750%	11/3/55	50,365	58,895
Microsoft Corp.	3.950%	8/8/56	46,076	47,104
Microsoft Corp.	4.500%	2/6/57	4,900	5,515
Oracle Corp.	3.850%	7/15/36	5,250	5,255
Oracle Corp.	3.800%	11/15/37	34,500	34,170
Oracle Corp.	6.500%	4/15/38	63,400	83,886
Oracle Corp.	6.125%	7/8/39	12,129	15,453
Oracle Corp.	5.375%	7/15/40	49,740	58,877
Oracle Corp.	4.125%	5/15/45	33,255	33,532
Oracle Corp.	4.000%	7/15/46	87,475	86,573
Oracle Corp.	4.000%	11/15/47	53,595	53,119
Oracle Corp.	4.375%	5/15/55	25,000	25,843
QUALCOMM Inc.	4.650%	5/20/35	7,950	8,584
QUALCOMM Inc.	4.800%	5/20/45	500	536
QUALCOMM Inc.	4.300%	5/20/47	28,186	28,495

10	SAP SE	1.375%	3/13/30	5,000	5,879
9	SS&C Technologies Inc.	5.500%	9/30/27	510	523
9	Tencent Holdings Ltd.	3.595%	1/19/28	26,555	26,057
9	Tencent Holdings Ltd.	3.975%	4/11/29	10,105	10,179
9	Tencent Holdings Ltd.	3.925%	1/19/38	35,410	33,949
9	Tencent Holdings Ltd.	4.525%	4/11/49	2,530	2,598
	Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,187
	Western Digital Corp.	4.750%	2/15/26	200	193

	Transportation (2.1%)
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,728	5,155
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	18,424
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	6,878
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,588
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	26,393
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	43,587
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	12,000
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,315
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	24,560	27,990
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	46,948
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	12,713
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	7,290
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	12,243
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,265	3,340
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	21,290	22,078
	Canadian National Railway Co.	3.650%	2/3/48	32,000	31,870
	Canadian National Railway Co.	4.450%	1/20/49	14,855	16,670
11	Heathrow Funding Ltd.	6.750%	12/3/26	1,000	1,718
6	Norfolk Southern Corp.	4.100%	5/15/49	3,000	2,981
	Union Pacific Corp.	4.375%	11/15/65	17,065	16,674
	Union Pacific Corp.	4.100%	9/15/67	15,550	14,381
	United Parcel Service Inc.	6.200%	1/15/38	14,700	19,099
	United Parcel Service Inc.	4.875%	11/15/40	2,700	3,005
	United Parcel Service Inc.	3.625%	10/1/42	5,820	5,471
					7,419,649
Utilities (15.4%)
	Electric (14.8%)
	AEP Texas Inc.	3.800%	10/1/47	2,455	2,339
	AEP Texas Inc.	4.150%	5/1/49	4,835	4,858
	AEP Transmission Co. LLC	4.000%	12/1/46	2,615	2,640
	AEP Transmission Co. LLC	3.750%	12/1/47	33,965	33,248
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	5,817
	Alabama Power Co.	6.000%	3/1/39	14,740	18,837
	Alabama Power Co.	5.500%	3/15/41	26,943	31,107
	Alabama Power Co.	5.200%	6/1/41	15,000	16,677
	Alabama Power Co.	3.750%	3/1/45	22,325	21,526
	Alabama Power Co.	4.300%	7/15/48	5,285	5,610
	Ameren Illinois Co.	3.700%	12/1/47	10,000	9,737
	Ameren Illinois Co.	4.500%	3/15/49	26,150	28,791
	Appalachian Power Co.	6.700%	8/15/37	35,900	45,086
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,595
	Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	27,599
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	17,587	22,316
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,728
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	27,000	30,846
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	46,147
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	7,150	7,612

CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,175	13,457
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	13,430	14,394
Commonwealth Edison Co.	3.700%	8/15/28	10,465	10,843
Commonwealth Edison Co.	5.900%	3/15/36	2,450	3,050
Commonwealth Edison Co.	3.800%	10/1/42	20,805	20,322
Commonwealth Edison Co.	4.600%	8/15/43	15,274	16,732
Commonwealth Edison Co.	4.700%	1/15/44	15,955	17,663
Commonwealth Edison Co.	3.700%	3/1/45	13,990	13,442
Commonwealth Edison Co.	4.350%	11/15/45	11,835	12,523
Commonwealth Edison Co.	3.650%	6/15/46	11,611	10,992
Commonwealth Edison Co.	4.000%	3/1/48	8,765	8,851
Commonwealth Edison Co.	4.000%	3/1/49	13,485	13,667
Connecticut Light & Power Co.	6.350%	6/1/36	14,435	18,830
Connecticut Light & Power Co.	4.300%	4/15/44	940	1,002
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	8,841
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	815
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,153
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	13,286
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,566
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,729	10,440
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	9,749
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,568	10,766
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	8,590
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	47,085	49,737
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	6,090
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,000	973
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	980
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,097
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	17,568
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	14,000	14,602
Consumers Energy Co.	4.100%	11/15/45	1,500	1,507
Dominion Energy South Carolina Inc.	6.625%	2/1/32	31,527	39,627
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	14,590
Dominion Energy South Carolina Inc.	5.450%	2/1/41	6,150	7,314
Dominion Energy South Carolina Inc.	4.350%	2/1/42	523	544
Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,425	4,802
DTE Electric Co.	6.625%	6/1/36	860	1,133
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,577
Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	65,205
Duke Energy Carolinas LLC	5.300%	2/15/40	8,480	10,102
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	16,965
Duke Energy Carolinas LLC	4.000%	9/30/42	42,222	42,783
Duke Energy Carolinas LLC	3.750%	6/1/45	1,735	1,667
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,610
Duke Energy Carolinas LLC	3.700%	12/1/47	2,690	2,601
Duke Energy Florida LLC	6.350%	9/15/37	800	1,051
Duke Energy Florida LLC	5.650%	4/1/40	11,860	14,629
Duke Energy Florida LLC	3.400%	10/1/46	11,850	10,834
Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,050
Duke Energy Indiana LLC	6.120%	10/15/35	5,723	7,277
Duke Energy Indiana LLC	6.350%	8/15/38	818	1,082
Duke Energy Indiana LLC	6.450%	4/1/39	10,485	13,914
Duke Energy Indiana LLC	4.200%	3/15/42	14,700	14,867
Duke Energy Indiana LLC	4.900%	7/15/43	28,610	32,135
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	9,382
Duke Energy Ohio Inc.	4.300%	2/1/49	19,000	20,181
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,307
Duke Energy Progress LLC	4.100%	3/15/43	23,186	23,782

	Duke Energy Progress LLC	4.150%	12/1/44	29,945	31,037
	Duke Energy Progress LLC	4.200%	8/15/45	22,178	23,105
	Duke Energy Progress LLC	3.700%	10/15/46	27,000	26,039
	Entergy Louisiana LLC	3.120%	9/1/27	340	336
	Entergy Louisiana LLC	4.000%	3/15/33	687	719
	Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,150
	Entergy Louisiana LLC	4.200%	4/1/50	5,000	5,174
	Florida Power & Light Co.	5.960%	4/1/39	16,060	20,526
	Florida Power & Light Co.	5.690%	3/1/40	700	869
	Florida Power & Light Co.	5.250%	2/1/41	21,212	25,235
	Florida Power & Light Co.	4.125%	2/1/42	9,000	9,383
	Florida Power & Light Co.	3.800%	12/15/42	22,370	22,187
	Florida Power & Light Co.	3.700%	12/1/47	10,745	10,553
	Florida Power & Light Co.	3.950%	3/1/48	2,000	2,044
	Florida Power & Light Co.	3.990%	3/1/49	3,000	3,094
	Georgia Power Co.	4.750%	9/1/40	33,945	35,276
	Georgia Power Co.	4.300%	3/15/42	8,854	8,812
10	innogy Finance BV	5.750%	2/14/33	1,000	1,672
4	John Sevier Combined Cycle Generation
	LLC	4.626%	1/15/42	21,301	23,801
	Kansas City Power & Light Co.	4.125%	4/1/49	27,800	28,487
	Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,183
	Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,074
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	19,208
	Louisville Gas & Electric Co.	4.250%	4/1/49	19,050	20,072
9	Massachusetts Electric Co.	4.004%	8/15/46	10,890	10,489
	MidAmerican Energy Co.	5.800%	10/15/36	500	618
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	30,919
	MidAmerican Energy Co.	4.250%	5/1/46	21,395	22,481
	MidAmerican Energy Co.	4.250%	7/15/49	20,510	21,880
9	Monongahela Power Co.	5.400%	12/15/43	15,640	18,710
	National Rural Utilities Cooperative Finance
	Corp.	8.000%	3/1/32	2,725	3,835
	National Rural Utilities Cooperative Finance
	Corp.	4.023%	11/1/32	30,641	32,603
	National Rural Utilities Cooperative Finance
	Corp.	4.300%	3/15/49	17,055	18,009
	Nevada Power Co.	6.650%	4/1/36	5,830	7,586
	Nevada Power Co.	5.375%	9/15/40	16,430	18,800
	Nevada Power Co.	5.450%	5/15/41	21,620	25,061
	Northern States Power Co.	6.200%	7/1/37	27,900	36,097
	Northern States Power Co.	5.350%	11/1/39	800	951
	Northern States Power Co.	3.600%	9/15/47	9,675	9,239
	Northern States Power Co.	4.200%	9/1/48	12,250	12,431
	Oglethorpe Power Corp.	4.200%	12/1/42	23,677	22,509
	Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	516
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,793
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,220
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,225	3,831
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	12,946
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	28,000	27,666
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,425	16,332
	PacifiCorp	5.250%	6/15/35	1,301	1,501
	PacifiCorp	6.100%	8/1/36	15,000	18,869
	PacifiCorp	6.250%	10/15/37	7,815	9,901
	PacifiCorp	6.350%	7/15/38	36,000	47,017
	PacifiCorp	6.000%	1/15/39	32,296	40,418
	PacifiCorp	4.100%	2/1/42	22,570	23,065

	PacifiCorp	4.125%	1/15/49	4,000	4,120
	PacifiCorp	4.150%	2/15/50	36,020	37,409
	PECO Energy Co.	4.800%	10/15/43	15,530	17,014
	PECO Energy Co.	3.700%	9/15/47	15,500	15,041
	PECO Energy Co.	3.900%	3/1/48	27,350	27,289
	Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,604
	Potomac Electric Power Co.	7.900%	12/15/38	150	217
	Potomac Electric Power Co.	4.150%	3/15/43	15,575	15,973
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	13,289
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,298
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,427
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	12,621
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	19,515
	Public Service Co. of Colorado	4.050%	9/15/49	32,010	33,192
	Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	20,492
	Puget Sound Energy Inc.	5.483%	6/1/35	200	230
	Puget Sound Energy Inc.	6.274%	3/15/37	500	631
	Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,366
	Puget Sound Energy Inc.	5.795%	3/15/40	18,130	22,491
	Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,332
	Puget Sound Energy Inc.	5.638%	4/15/41	1,150	1,389
	Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,483
	Puget Sound Energy Inc.	4.300%	5/20/45	400	420
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	31,153
	San Diego Gas & Electric Co.	3.950%	11/15/41	3,400	3,122
	Southern California Edison Co.	6.000%	1/15/34	6,712	7,821
	Southern California Edison Co.	5.950%	2/1/38	8,285	9,562
	Southern California Edison Co.	4.500%	9/1/40	14,295	14,153
	Southern California Edison Co.	3.900%	12/1/41	8,160	7,172
	Southern California Edison Co.	4.050%	3/15/42	1,800	1,675
	Southern California Edison Co.	3.900%	3/15/43	19,427	18,020
	Southern California Edison Co.	4.650%	10/1/43	28,800	29,040
	Southern California Edison Co.	4.000%	4/1/47	5,349	4,972
	Southern California Edison Co.	4.125%	3/1/48	36,182	34,265
	Southern California Edison Co.	4.875%	3/1/49	2,300	2,451
11	Southern Electric Power Distribution plc	4.625%	2/20/37	2,000	3,178
	Southwestern Public Service Co.	4.500%	8/15/41	24,055	25,513
	Southwestern Public Service Co.	3.400%	8/15/46	3,500	3,179
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	19,459
	Tampa Electric Co.	6.150%	5/15/37	29,250	35,238
	Union Electric Co.	4.000%	4/1/48	20,250	20,660
	Virginia Electric & Power Co.	6.000%	5/15/37	57,330	70,864
	Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,562
	Virginia Electric & Power Co.	4.450%	2/15/44	12,490	13,252
	Virginia Electric & Power Co.	4.000%	11/15/46	8,725	8,692
	Virginia Electric & Power Co.	3.800%	9/15/47	29,319	28,315
	Virginia Electric & Power Co.	4.600%	12/1/48	16,310	17,900
	Westar Energy Inc.	4.125%	3/1/42	1,175	1,193
	Westar Energy Inc.	4.625%	9/1/43	1,300	1,394
	Wisconsin Electric Power Co.	5.625%	5/15/33	550	658

	Natural Gas (0.6%)
	Atmos Energy Corp.	4.150%	1/15/43	1,500	1,536
9	Brooklyn Union Gas Co.	3.865%	3/4/29	18,125	18,847
9	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	37,113
9	KeySpan Gas East Corp.	5.819%	4/1/41	4,035	4,865
	Southern California Gas Co.	5.125%	11/15/40	1,922	2,177
	Southern California Gas Co.	4.125%	6/1/48	30,835	31,479

	Southern California Gas Co.	4.300%	1/15/49	14,075	14,899
					2,711,206
Total Corporate Bonds (Cost $12,759,014)					13,490,001
Sovereign Bonds (1.2%)
	Argentine Republic	5.625%	1/26/22	1,455	1,138
	Argentine Republic	6.875%	1/26/27	2,335	1,681
	Bermuda	4.854%	2/6/24	632	673
4	Bermuda	3.717%	1/25/27	4,420	4,439
4	Bermuda	4.750%	2/15/29	1,750	1,878
9	CDP Financial Inc.	5.600%	11/25/39	1,500	1,907
12	Commonwealth of Australia	2.500%	9/20/30	1,597	1,682
9	Emirate of Abu Dhabi	4.125%	10/11/47	24,795	25,264
4,9	Empresa Nacional del Petroleo	5.250%	11/6/29	1,000	1,070
	Equinor ASA	4.250%	11/23/41	2,000	2,113
	Equinor ASA	3.950%	5/15/43	43,640	44,096
	Equinor ASA	4.800%	11/8/43	15,930	18,200
	Export-Import Bank of China	3.375%	3/14/27	265	263
9	Export-Import Bank of India	3.875%	2/1/28	960	949
	Federative Republic of Brazil	5.000%	1/27/45	780	710
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	430	425
9,10 Kingdom of Spain		1.400%	7/30/28	12,200	14,306
	Nexen Energy ULC	5.875%	3/10/35	2,700	3,222
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	3,150	3,318
9	Perusahaan Listrik Negara PT	6.250%	1/25/49	450	503
13	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	800	826
	Petrobras Global Finance BV	7.375%	1/17/27	270	300
	Petrobras Global Finance BV	5.750%	2/1/29	500	500
	Petroleos Mexicanos	6.500%	3/13/27	2,520	2,553
	Petroleos Mexicanos	6.500%	1/23/29	6,272	6,273
	Petroleos Mexicanos	5.625%	1/23/46	500	417
	Petroleos Mexicanos	6.350%	2/12/48	1,937	1,714
	Republic of Chile	3.860%	6/21/47	22,035	22,062
	Republic of Colombia	10.375%	1/28/33	1,330	2,047
10	Republic of Croatia	3.000%	3/20/27	300	378
	Republic of Indonesia	4.125%	1/15/25	550	568
9	Sinopec Group Overseas Development
	2018 Ltd.	4.250%	9/12/28	1,967	2,065
9	State of Qatar	4.817%	3/14/49	38,265	40,883
Total Sovereign Bonds (Cost $201,801)					208,423
Taxable Municipal Bonds (10.5%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,001
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,944
	American Municipal Power Inc. Ohio
	Revenue (Prairie State Energy Campus
	Project)	6.270%	2/15/50	45,510	58,350
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.793%	4/1/30	1,800	2,148
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.918%	4/1/40	28,885	40,170
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,320	34,783
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,400	2,122
	California GO	4.500%	4/1/33	7,360	7,989

	California GO	7.500%	4/1/34	25,400	36,507
	California GO	4.600%	4/1/38	36,195	38,511
	California GO	7.550%	4/1/39	35,880	54,832
	California GO	7.300%	10/1/39	75,015	109,048
	California GO	7.350%	11/1/39	6,705	9,804
	California GO	7.625%	3/1/40	9,100	13,851
	California GO	7.600%	11/1/40	64,585	100,698
	California Public Works Board Lease
	Revenue (Various Capital Projects)	8.361%	10/1/34	1,200	1,780
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	1,600	2,135
	Chicago IL O'Hare International Airport
	Revenue	4.472%	1/1/49	22,110	24,336
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,080	1,337
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	11,695	15,298
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	43,340	56,692
14	Commonwealth Financing Authority
	Pennsylvania Revenue	5.197%	6/1/26	9,515	10,461
	Commonwealth Financing Authority
	Pennsylvania Revenue	3.864%	6/1/38	19,285	19,313
	Commonwealth Financing Authority
	Pennsylvania Revenue	4.144%	6/1/38	17,060	17,638
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	267
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	2,000	2,325
	Duke University North Carolina Revenue	5.850%	4/1/37	30,450	38,629
	George Washington University District of
	Columbia GO	4.300%	9/15/44	3,000	3,241
	Georgetown University District of Columbia	4.315%	4/1/49	6,995	7,645
	Georgetown University District of Columbia	5.215%	10/1/18	940	1,055
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,500	1,762
	Houston TX GO	6.290%	3/1/32	11,845	14,011
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,330	22,259
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	2,500	2,738
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	22,745	25,716
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	400	508
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,200	1,488
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	29,305	42,241
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,900	2,816
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,000	2,358
	Los Angeles CA Unified School District GO	5.750%	7/1/34	900	1,115
	Los Angeles CA Unified School District GO	6.758%	7/1/34	44,085	59,073
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,100	18,425
	Municipal Electric Authority of Georgia	6.637%	4/1/57	46,567	51,369
	Municipal Electric Authority of Georgia	6.655%	4/1/57	5,460	6,611

15	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	9,660	11,939
	New Jersey Turnpike Authority Revenue	3.729%	1/1/36	6,750	6,708
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	19,432	29,157
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	43,803	63,659
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	16,736
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	24,328
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,325
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	700	742
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	43,593
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.140%	8/1/28	8,600	8,582
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.240%	8/1/29	12,635	12,643
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.430%	8/1/30	14,540	14,609
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	5.508%	8/1/37	2,875	3,473
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	63,315	93,310
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	4,810	6,089
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,325	8,472
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	15,975	18,969
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	200	245
	New York State GO	5.590%	3/1/35	1,000	1,242
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.370%	3/15/30	19,175	19,086
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	26,990	27,977
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	25,196	37,539
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	14,524
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	20,195	22,515
16	Oregon School Boards Association GO	4.759%	6/30/28	1,000	1,089
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	17,495	21,921
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	10,250	12,991
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	26,925
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	5,000	5,435
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	29,921
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	35,940	40,594

President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	17,450	16,641
Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,155
Sales Tax Securitization Corp. Illinois
Revenue	4.637%	1/1/40	15,870	16,641
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	38,995	35,763
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	4,990	5,377
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,450	13,688
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,565	6,142
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	800	881
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,026
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	587
University of California Regents Medical
Center Revenue	6.548%	5/15/48	25,770	35,783
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,465	11,744
University of California Revenue	4.601%	5/15/31	1,100	1,212
University of California Revenue	5.770%	5/15/43	500	629
University of California Revenue	3.931%	5/15/45	17,840	18,107
University of California Revenue	4.858%	5/15/12	32,380	35,406
University of California Revenue	4.767%	5/15/15	14,875	15,897
University of North Carolina University
System Revenue	3.327%	12/1/36	9,715	9,678
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	14,167
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	10,382
Washington GO	5.481%	8/1/39	900	1,096
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,500	3,603
14 Wisconsin GO	5.700%	5/1/26	2,115	2,361
Total Taxable Municipal Bonds (Cost $1,589,572)				1,859,704

			Shares
Temporary Cash Investments (3.5%)
Money Market Fund (3.0%)
17 Vanguard Market Liquidity Fund	2.545%		5,337,636	533,817

			Face
			Amount
			($000)
Repurchase Agreements (0.5%)
Bank of America Securities, LLC
(Dated 4/30/19, Repurchase Value
40,003,000, collateralized by Government
National Mortgage Assn. 3.500%-4.500%,
5/15/44-11/20/48, with a value of
40,800,000)	2.720%	5/1/19	40,000	40,000

Barclays Capital Inc.
(Dated 4/30/19, Repurchase Value
3,800,000, collateralized by U.S. Treasury
Note/Bond 2.875%, 8/15/28, with a value
of 3,876,000)		2.700%	5/1/19	3,800	3,800
Citigroup Global Markets Inc.
(Dated 4/30/19, Repurchase Value
13,801,000, collateralized by U.S Treasury
Bill 0.000%, 5/16/19-12/5/19, and U.S
Treasury Note/Bond 2.125%, 9/30/21, with
a value of 14,076,000)		2.720%	5/1/19	13,800	13,800
RBC Capital Markets LLC
(Dated 4/30/19, Repurchase Value
10,001,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.500%,
5/1/43-1/1/49, with a value of 10,200,000)		2.720%	5/1/19	10,000	10,000
Wells Fargo & Co.
(Dated 4/30/19, Repurchase Value
14,901,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
11/1/48, with a value of 15,198,000)		2.770%	5/1/19	14,900	14,900
					82,500
Total Temporary Cash Investments (Cost $616,274)					616,317

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
Counterparty		Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions
Call Swaptions (0.0%)
10-Year Interest Rate Swap,
Pays 3-Month LIBOR Quarterly,
Receives 2.474% Semiannually	JPMC	3/26/21	2.474%	1,760	41

Put Swaptions (0.0%)
10-Year Interest Rate Swap,
Receives 3-Month LIBOR
Quarterly, Pays 2.474%
Semiannually	JPMC	3/26/21	2.474%	1,760	57
5-Year CDX-NA-IG-S32-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	DBAG	5/15/19	0.700%	1,775	—
5-Year CDX-NA-IG-S32-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	7/17/19	0.700%	3,540	3
					60
Total Options Purchased (Cost $108)					101
Total Investments (99.6%) (Cost $16,491,732)					17,543,199
Other Assets and Liabilities-Net (0.4%)					70,067
Net Assets (100%)					17,613,266

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $15,182,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $567,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.

3 Securities with a value of $66,157,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
7 Interest-only security.
8 Inverse interest-only security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $815,417,000, representing 4.6% of net assets.
10 Face amount denominated in euro.
11 Face amount denominated in British pounds.
12 Face amount denominated in Australian dollars.
13 Guaranteed by the Republic of Indonesia.
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	23	$123.50	2,841	(12)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	11	124.00	1,364	(3)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	23	124.50	2,864	(4)

					(19)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	23	$122.50	2,818	(2)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	23	123.50	2,841	(8)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	11	124.00	1,364	(7)

					(17)

					(36)

Long-Term Investment-Grade Fund

				Notional
			Amount on
			Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S32-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	DBAG	5/15/19	0.625%	5,330[1]	(13)
5-Year CDX-NA-IG-S32-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	DBAG	5/15/19	0.700%	3,510[1]	(20)

					(33)

Put Swaptions
5-Year CDX-NA-IG-S32-V1 Credit
Protection Purchased,Pays 1.000%
Quarterly	DBAG	5/15/19	0.625%	5,330	(2)

					(35)
Total Options Written (Premiums Received $79)					(71)
1 The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
DBAG—Deutsche Bank AG.

Futures Contracts
					($000)
					Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

Ultra Long U.S. Treasury Bond	June 2019	1,610	273,528		3,341

30-Year U.S. Treasury Bond	June 2019	1,555	229,314		2,503

Ultra 10-Year U.S. Treasury Note	June 2019	753	99,231		1,101

5-Year U.S. Treasury Note	June 2019	118	13,646		117

10-Year U.S. Treasury Note	June 2019	35	4,329		46

Euro-Schatz	June 2019	32	4,017		-

					7,108

Short Futures Contracts

10-Year U.S. Treasury Note	June 2019	(1,235)	(152,735)		(698)

Long-Term Investment-Grade Fund

2-Year U.S. Treasury Note	June 2019	(245)	(52,187)	(112)
Euro-Bund	June 2019	(203)	(37,639)	64
5-Year U.S. Treasury Note	June 2019	(217)	(25,094)	(93)
Euro-OAT	June 2019	(77)	(13,991)	(95)
Long Gilt	June 2019	(79)	(13,116)	40
Euro-Buxl	June 2019	(14)	(2,964)	58
AUD 10-Year Treasury Bond	June 2019	(21)	(2,047)	(12)
Euro-Bobl	June 2019	(1)	(149)	-
				(848)
				6,260

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
RBC Capital
Markets LLC	5/6/19	MXN	158,774	USD	8,375	—	(8)
Goldman Sachs
Bank AG	6/19/19	EUR	4,267	USD	4,785	22	—
Toronto-
Dominion Bank	6/19/19	EUR	1,954	USD	2,191	10	—
HSBC Bank
USA, N.A.	6/19/19	EUR	1,383	USD	1,546	11	—
Bank of
America, N.A.	6/19/19	GBP	124	USD	163	—	(1)
Bank of
America, N.A.	6/19/19	USD	39,299	EUR	34,825	66	—
Morgan Stanley
Capital Services
LLC	6/19/19	USD	10,791	GBP	8,122	171	—
Goldman Sachs
Bank AG	5/6/19	USD	7,688	MXN	145,008	46	—
Toronto-
Dominion Bank	6/19/19	USD	592	AUD	825	10	—
JPMorgan
Chase Bank,
N.A.	6/19/19	USD	591	AUD	837	—	—

BNP Paribas	6/19/19	USD	567	AUD	789	10	—
Goldman Sachs
Bank AG	6/19/19	USD	543	GBP	414	3	—

Citibank, N.A.	6/19/19	USD	345	EUR	305	2	—

Citibank, N.A.	6/19/19	USD	342	EUR	303	—	—

BNP Paribas	6/19/19	USD	160	GBP	121	1	—

Citibank, N.A.	6/19/19	USD	81	AUD	114	1	—
Bank of
America, N.A.	6/19/19	USD	74	GBP	57	—	(1)

Long-Term Investment-Grade Fund

Barclays Capital	6/19/19	USD	67	GBP	51	—	—

BNP Paribas	6/19/19	USD	56	EUR	50	—	—
Deutsche Bank
AG	6/19/19	USD	26	GBP	19	—	—
Bank of
America, N.A.	6/20/19	USD	4	JPY	447	—	—

						353	(10)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S32-V1	6/20/24	USD	2,975,000	1.000	60,190	11,524
iTraxx Europe-S31-V1	6/20/24	EUR	1,770	1.000	42	(1)
					60,232	11,523
Credit Protection Purchased
CDX-NA-IG-S32-V1	06/20/24	USD	13,256	(1.000)	(268)	(1)
					59,964	11,522
1 Periodic premium received/paid quarterly.

Over-the Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid) [2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/ Moody's Rating
Berkshire
Hathaway
Inc./Aa2	12/20/21	CITNA	6,000	1.000	109	(31)	78	—
Metlife
Inc./A3	12/20/21	GSI	10,000	1.000	174	(17)	157	—
Southern	6/20/22	JPMC	3,170	1.000	58	(34)	24	—

Long-Term Investment-Grade Fund

Co./Baa2
Total					341	(82)	259	—

Credit Protection Purchased
Bank of
China Ltd.	12/20/21	BNPSW	300	(1.000)	(6)	(1)	—	(7)
Bayerische
Motoren
Werke AG	6/20/24	BARC	26,800[1]	(1.000)	(662)	463	—	(199)
Dominion
Energy Inc.	6/20/22	JPMC	395	(1.000)	(10)	8	—	(2)
Exelon
Corp.	6/20/22	JPMC	635	(1.000)	(17)	13	—	(4)
Exelon
Corp.	6/20/22	JPMC	395	(1.000)	(11)	8	—	(3)
Federative
Republic of
Brazil	6/20/24	JPMC	3,680	(1.000)	122	(142)	—	(20)
Federative
Republic of
Brazil	12/20/25	BOANA	315	(1.000)	19	(61)	—	(42)
Federative
Republic of
Brazil	12/20/25	GSCM	315	(1.000)	19	(56)	—	(37)
Lafarge-
Holcim Ltd.	6/20/24	BNPSW	3,725[1]	(1.000)	(39)	17	—	(22)
Ministry of
Finance
Malaysia	6/20/24	JPMC	3,500	(1.000)	(78)	79	1	—
Republic of
Chile	6/20/24	BNPSW	3,000	(1.000)	(92)	92	—	—
Republic of
Peru	6/20/24	CITNA	4,650	(1.000)	(100)	102	2	—
Sempra
Energy	6/20/22	JPMC	635	(1.000)	(14)	13	—	(1)
Sempra
Energy	6/20/22	JPMC	395	(1.000)	(8)	8	—	—
Societe
Generale
SA	6/20/24	JPMC	875[1]	(1.000)	(14)	5	—	(9)
Total					(891)	548	3	(346)
							262	(346)

Long-Term Investment-Grade Fund

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
	6/19/19[1]	11,014	(3.000)	0.000	(55)
6/19/20						(15)
	6/19/19[1]	12,443	3.000	(0.000)	157
6/21/21						49
	6/19/19[1]	4,012	3.000	(0.000)	129
6/19/24						36
	6/19/19[1]	3,923	3.000	(0.000)	156
6/19/26						46
	6/19/19[1]	3,943	3.000	(0.000)	174
6/19/28						58
	3/30/21[1]	176	(2.474)	0.000	2
3/31/31						2
	6/19/19[1]	17,992	(3.000)	0.000	(855)
6/19/34						(386)
	6/19/19[1]	30,937	3.000	(0.000)	1,604
6/20/39						809
	6/19/19[1]	43,707	(3.000)	0.000	(2,797)
6/21/49						(1,505)

					(1,485)	(906)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that

Long-Term Investment-Grade Fund

considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies
(for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets

Long-Term Investment-Grade Fund

decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence

Long-Term Investment-Grade Fund

of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money
(the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium

Long-Term Investment-Grade Fund

paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

I. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

J. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Long-Term Investment-Grade Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,222,985	42,819
Asset-Backed/Commercial Mortgage-Backed Securities	—	102,849	—
Corporate Bonds	—	13,490,001	—
Sovereign Bonds	—	208,423	—
Taxable Municipal Bonds	—	1,859,704	—
Temporary Cash Investments	533,817	82,500	—
Option Purchased	101	—	—
Option Written	(36)	(35)	—
Futures Contracts—Assets[1]	2,375	—	—
Futures Contracts—Liabilities[1]	(425)	—	—
Forward Currency Contracts—Assets	—	353	—
Forward Currency Contracts—Liabilities	—	(10)	—
Swap Contracts—Assets	366[1]	262	—
Swap Contracts—Liabilities	(664)[1]	(346)	—
Total	535,534	16,966,686	42,819
1 Represents variation margin on the last day of the reporting period.